Segments - Schedule of ING Group Total (Detail) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017
Underlying income
- Net commission income	[1]	€ 1,377	€ 1,395
Underlying expenditure
Taxation	[1]	995	1,226
Net result IFRS attributable to equity holder of the parent	[1]	2,605	2,980
Underlying [member]
Underlying income
- Net interest income		6,845	6,711
- Net commission income		1,378	1,396
- Total investment and other income		717	820
Total underlying income		8,940	8,928
Underlying expenditure
- Operating expenses		5,032	4,922
Increase in loan loss provisions (IAS 39)		200	362
Total underlying expenditure		5,232	5,284
Underlying result before taxation		3,708	3,644
Taxation		1,021	1,022
Non-controllinginterests		51	44
Net result IFRS attributable to equity holder of the parent		2,636	2,578
Insurance other [member]
Underlying expenditure
Net result IFRS attributable to equity holder of the parent		19	(64)
Adjustment of EU IAS 39 Carve out [member]
Underlying expenditure
Taxation		(26)	204
Net result IFRS attributable to equity holder of the parent		(50)	466
ING Bank N.V. [member]
Underlying expenditure
Net result IFRS attributable to equity holder of the parent		2,587	3,078
ING Bank N.V. [member] | Underlying [member]
Underlying income
- Net interest income		6,864	6,756
- Net commission income		1,379	1,397
- Total investment and other income		711	810
Total underlying income		8,953	8,963
Underlying expenditure
- Operating expenses		5,040	4,908
Increase in loan loss provisions (IAS 39)		200	362
Total underlying expenditure		5,240	5,269
Underlying result before taxation		3,713	3,693
Taxation		1,026	1,038
Non-controllinginterests		51	44
Net result IFRS attributable to equity holder of the parent		2,636	2,612
ING Bank N.V. [member] | Adjustment of EU IAS 39 Carve out [member]
Underlying expenditure
Net result IFRS attributable to equity holder of the parent		(50)	466
Other banking [member]
Underlying expenditure
Net result IFRS attributable to equity holder of the parent		(1)	(33)
Other banking [member] | Underlying [member]
Underlying income
- Net interest income		(19)	(45)
- Total investment and other income		6	10
Total underlying income		(13)	(35)
Underlying expenditure
- Operating expenses		(7)	14
Total underlying expenditure		(7)	14
Underlying result before taxation		(5)	(50)
Taxation		(5)	(16)
Net result IFRS attributable to equity holder of the parent		(1)	(33)
Total Banking [member]
Underlying expenditure
Net result IFRS attributable to equity holder of the parent		2,586	3,044
Total Banking [member] | Underlying [member]
Underlying income
- Net interest income		6,845	6,711
- Net commission income		1,378	1,396
- Total investment and other income		717	820
Total underlying income		8,940	8,928
Underlying expenditure
- Operating expenses		5,032	4,922
Increase in loan loss provisions (IAS 39)		200	362
Total underlying expenditure		5,232	5,284
Underlying result before taxation		3,708	3,644
Taxation		1,021	1,022
Non-controllinginterests		51	44
Net result IFRS attributable to equity holder of the parent		2,636	2,578
Total Banking [member] | Adjustment of EU IAS 39 Carve out [member]
Underlying expenditure
Net result IFRS attributable to equity holder of the parent		(50)	466
Legacy insurance [member]
Underlying expenditure
Net result IFRS attributable to equity holder of the parent		19	(64)
Legacy insurance [member] | Insurance other [member]
Underlying expenditure
Net result IFRS attributable to equity holder of the parent		€ 19	€ (64)

[1]	The amounts for the period ended 30 June 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated.